UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     MCM Capital Management, LLC

Address:  1370 Avenue of the Americas
          New York, New York  10019

13F File Number: 028-10733

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Alan Rivera, Esq.
Title:    Chief Financial Officer & General Counsel
Phone:    (212) 586-4333


Signature, Place and Date of Signing:

/s/ Alan Rivera                New York, New York              May 15, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1

Form 13F Information Table Entry Total:        5

Form 13F Information Table Value Total: $ 148,408
                                         (thousands)


Confidential Information has been omitted from this public Form 13F report and has been filed separately with the Securities and Exchange Commission.


List of Other Included Managers:

1. Name: MMI Investments, LP 13F File Number: 028-12272


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2        COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8

                                                           VALUE     SHRS OR    SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP      (X$1000)  PRN AMT    PRN CALL   DISCRETION  MANAGERS   SOLE  SHARED  NONE
BRINKS CO                      COM             109696104   41,010     1,549,900 Sh          Sole       (1)       41,010
BRINKS HOME SEC HLDGS INC      COM             109699108   46,215     2,044,900 Sh          Sole       (1)       46,215
COMMSCOPE INC                  COM             203372107   17,040     1,500,000 Sh          Sole       (1)       17,040
CHEMED CORP NEW                COM             16359R103   31,120       800,000 Sh          Sole       (1)       31,120
UNISYS CORP                    COM             909214108   13,023    24,572,000 Sh          Sole       (1)       13,023



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